Income tax (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Income Tax Expenses	Income tax expense consists of the following;
	2025	2024	2023

Deferred tax expense	-	-	-
Current tax expense	-	-	-
Total Income tax expense	-	-	-

Schedule of Effective Tax Rate Reconciliation

Effective tax rate reconciliation:

	2025	2024	2023

Loss before income tax expense	(26,016,967)	(14,408,346)	(20,597,436)
Prima facie income tax benefit on loss before income tax calculated at 25% (2022: 25%)	6,504,242	3,602,086	5,149,359
Add tax effect of	-	-	-
- other non-allowable items	(26,513)	(831,249)	(3,297,349)
Less tax effect of	-	-	-
- items not assessable for income tax	(4,777,883)	(2,590,831)	(1,435,790)
- items deductible for taxation not accounting	457,483	251,784	772,848
Deferred tax not recognised	(2,157,329)	(431,790)	(1,189,068)
Income tax expense	-	-	-